Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Net revenues: The transactions with OneLNG and its subsidiaries for the six months ended June 30, 2018 and 2017 consisted of the following:

	Six Months Ended June 30,
(in thousands of $)	2018	2017
Management and administrative services revenue	1,399	2,708
Total	1,399	2,708

Receivables: The balances with OneLNG and its subsidiaries as of June 30, 2018 and December 31, 2017 consisted of the following:

(in thousands of $)	June 30, 2018	December 31, 2017
Trading balances due from OneLNG (a)	10,912	7,898
Total	10,912	7,898

a)
Trading balances - Receivables and payables with One LNG and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from OneLNG are unsecured, interest-free and intended to be settled in the ordinary course of business.

Transactions with the Cool Pool:

The table below summarizes our earnings generated from our participation in the Cool Pool:

	Six Months Ended June 30,
(in thousands of $)	2018	2017
Time and voyage charter revenues	64,605	27,705
Time charter revenues - collaborative arrangement	19,353	11,739
Voyage, charterhire and commission expenses	(8,600)	(82)
Voyage, charterhire and commission expenses - collaborative arrangement	(30,897)	(12,772)
Net income from the Cool Pool	44,461	26,590

Receivables from other related parties:

(in thousands of $)	June 30, 2018	December 31, 2017
Cool Pool (a)	10,514	14,004
	10,514	14,004

a)
Trade accounts receivable includes amounts due from the Cool Pool arising from our collaborative arrangement, amounting to $10.5 million as of June 30, 2018 (December 31, 2017: $14.0 million). From our participation in the Cool Pool, we recognized net income of $44.5 million and $26.6 million for the six months ended June 30, 2018 and 2017, respectively.

Net revenues: The transactions with Golar Power and its affiliates for the six months ended June 30, 2018 and 2017 consisted of the following:

	Six Months Ended June 30,
(in thousands of $)	2018	2017
Management and administrative services revenue	2,457	1,819
Ship management fees income	700	278
Debt guarantee compensation (a)	361	402
Other	(247)	—
Total	3,271	2,499

Payables: The balances with Golar Power and its affiliates as of June 30, 2018 and December 31, 2017 consisted of the following:

(in thousands of $)	June 30, 2018	December 31, 2017
Trading balances due to Golar Power and affiliates (b)	(6,803)	(935)
Total	(6,803)	(935)

a)
Debt guarantee compensation - In connection with the closing of the formation of the joint venture Golar Power with Stonepeak, Golar Power entered into agreements to compensate Golar in relation to certain debt guarantees relating to Golar Power and its subsidiaries. This compensation amounted to an aggregate of $0.4 million and $0.4 million income for the six months ended June 30, 2018 and 2017, respectively.

b)
Trading balances - Receivables and payables with Golar Power and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services and may include working capital adjustments in connection with the initial formation of the joint venture and transaction with Stonepeak. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Power and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Power, including ship management and administrative service fees due to us.

Net revenues (expenses): The transactions with Golar Partners and its subsidiaries for the six months ended June 30, 2018 and 2017 consisted of the following:

	Six Months Ended June 30,
(in thousands of $)	2018	2017
Management and administrative services revenue (a)	3,877	2,571
Ship management fees revenue (b)	2,600	2,138
Charterhire expense (c)	—	(9,089)
Interest expense on deposits payable (d)	(4,484)	(1,404)
Total	1,993	(5,784)

Payables: The balances with Golar Partners and its subsidiaries as of June 30, 2018 and December 31, 2017 consisted of the following:

(in thousands of $)	June 30, 2018	December 31, 2017
Deposit payable (d)	(177,247)	(177,247)
Methane Princess security lease deposit movement (e)	(3,143)	(3,464)
Trading balances owing to Golar Partners and affiliates (f)	(7,040)	(4,144)
Total	(187,430)	(184,855)

a)
Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management Limited ("Golar Management"), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

b)
Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

c)
Charterhire expenses - For the six months ended June 30, 2017, this consists of charterhire expenses that we incurred for the charter back from Golar Partners of the Golar Grand, less any time charter revenues that Golar Partners generated through subleasing the Golar Grand from Golar during the period. On November 1, 2017, the Golar Grand arrangement concluded.

d)	Interest expense on deposits payable

Expense under Tundra Letter Agreement - In May 2016, we completed the Golar Tundra Sale and received a total cash consideration of $107.2 million. We agreed to pay Golar Partners a daily fee plus operating expenses for the right to use the Golar Tundra from the date the Golar Tundra Sale was closed, until the date that the vessel would commence operations under the Golar Tundra Time Charter. In return, Golar Partners agreed to remit to us any hire income received with respect to the Golar Tundra during that period. It was further agreed that, if for any reason the Golar Tundra Time Charter had not commenced by the 12 month anniversary of the closing of the Golar Tundra Sale, Golar Partners had the right to require that we repurchase the shares of Tundra Corp at a price equal to the purchase price. Accordingly, by virtue of the put option, which was exercised by Golar Partners in May 2017, we continued to consolidate the Golar Tundra for the periods whilst the put option remained in place, thus we have accounted for $nil and $1.4 million as interest expense for the six months ended June 30, 2018 and 2017, respectively.

Deferred purchase price - In May 2017, the Golar Tundra had not commenced her charter and, accordingly, Golar Partners elected to exercise the Tundra Put Right to require us to repurchase Tundra Corp at a price equal to the original purchase price. In connection with Golar Partners exercising the Tundra Put Right, we and Golar Partners entered into an agreement pursuant to which we agreed to purchase Tundra Corp from Golar Partners on the date of the closing of the Tundra Put Sale (the "Put Sale Closing Date") in return we will be required to pay an amount equal to $107.2 million (the "Deferred Purchase Price") plus an additional amount equal to 5% per annum of the Deferred Purchase Price (the "Additional Amount"). The Deferred Purchase Price and the Additional Amount shall be due and payable by us on the date of the closing of the Hilli Disposal (see below). We agreed to accept the Deferred Purchase Price and the Additional Amount in lieu of a cash receipt on the Put Sale Closing Date in return we have provided Golar Partners with an option (which Golar Partners have exercised) to purchase an interest in Hilli Corp. We have accounted for $2.7 million and nil as interest expense for the six months ended June 30, 2018 and 2017, respectively, in relation to the Deferred Purchase Price.

Deposit received from Golar Partners - On August 15, 2017, we entered into a purchase and sale agreement (the "Hilli Sale Agreement") with Golar Partners for the disposal (the "Hilli Disposal") from Golar and affiliates of Keppel and Black & Veatch Corporation of common units (the "Disposal Interests") in Hilli LLC. On the closing date of the Hilli Disposal, Hilli LLC will indirectly (through its subsidiary) be the disponent owner of the Hilli. The Disposal Interests represent the equivalent of 50% of the two liquefaction trains, out of a total of four, that are contracted to Perenco and SNH under an eight-year LTA. The sale price for the Disposal Interests is $658 million less 50% of the net lease obligations under the financing facility for the Hilli (the "Hilli Facility") on closing date, plus post-closing purchase price adjustments. Concurrently with the execution of the Hilli Sale Agreement, we received a further $70 million deposit from Golar Partners, upon which we pay interest at a rate of 5% per annum. We have accounted for $1.8 million and $nil as interest expense for the six months ended June 30, 2018 and 2017, respectively, in relation to the $70 million deposit from Golar Partners.

On June 12, 2018, we concluded the Hilli Disposal with Golar Partners, accordingly we applied the Deferred Purchase Price as well as the deposit received from Golar Partners against the disposal.

e)
Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.

f)
Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, interest expense and expenses for management, advisory and administrative services and may include working capital adjustments in respect of disposals to the Partnership, as well as charterhire expenses. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.

g)
Distributions from Golar Partners - During the six months ended June 30, 2018 and June 30, 2017, we received total distributions from Golar Partners of $26.2 million and $25.7 million, respectively in respect of the common units and general partner units owned by us.